UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     April 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $142,008 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106     8056  1035442 SH       SOLE                  1035442        0        0
AMERICAN STD COS INC DEL       COM              029712106     5681   107150 SH       SOLE                   107150        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     2124    41773 SH       SOLE                    41773        0        0
BEARINGPOINT INC               COM              074002106     8373  1093058 SH       SOLE                  1093058        0        0
BISYS GROUP INC                COM              055472104     2054   179200 SH       SOLE                   179200        0        0
CALLAWAY GOLF CO               COM              131193104     1602   101650 SH       SOLE                   101650        0        0
CKE RESTAURANTS INC            COM              12561E105     7179   380650 SH       SOLE                   380650        0        0
COMCAST CORP NEW               CL A             20030N101      136     5251 SH       SOLE                     5251        0        0
G & K SVCS INC                 CL A             361268105     1065    29353 SH       SOLE                    29353        0        0
GOODMAN GLOBAL INC             COM              38239A100     6844   388400 SH       SOLE                   388400        0        0
GREENFIELD ONLINE INC          COM              395150105     1714   107800 SH       SOLE                   107800        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     1645    55200 SH       SOLE                    55200        0        0
HYPERCOM CORP                  COM              44913M105    16150  2709745 SH       SOLE                  2709745        0        0
INFOCROSSING INC               COM              45664X109    24440  1643602 SH       SOLE                  1643602        0        0
KENNAMETAL INC                 COM              489170100     6822   100900 SH       SOLE                   100900        0        0
LODGENET ENTMT CORP            COM              540211109     4357   141823 SH       SOLE                   141823        0        0
PAXAR CORP                     COM              704227107     1966    68500 SH       SOLE                    68500        0        0
PHI INC                        COM NON VTG      69336T205     2234    82558 SH       SOLE                    82558        0        0
SAPIENT CORP                   COM              803062108     8166  1190443 SH       SOLE                  1190443        0        0
SUN-TIMES MEDIA GROUP INC      COM              86688Q100     1925   388100 SH       SOLE                   388100        0        0
TEKELEC                        COM              879101103     8939   599518 SH       SOLE                   599518        0        0
TRAVELCENTERS OF AMERICA LLC   COM              894174101     3290    85629 SH       SOLE                    85629        0        0
TYCO INTL LTD NEW              COM              902124106     2871    91000 SH       SOLE                    91000        0        0
USI HLDGS CORP                 COM              90333H101     5954   353339 SH       SOLE                   353339        0        0
UST INC                        COM              902911106     2093    36100 SH       SOLE                    36100        0        0
WILLIAMS SONOMA INC            COM              969904101     6328   178450 SH       SOLE                   178450        0        0